INSURANCE CONTRACTS	6 Months Ended
Jun. 30, 2021
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The following summarizes the balances related to the partnership’s insurance contracts at its residential mortgage insurer:
(a)Premiums and unearned premiums reserve

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Unearned premiums reserve, beginning of the period	$1,889	$1,625
Premiums written during the period	486	744
Premiums earned during the period	(308)	(521)
Foreign currency translation	51	41
Unearned premiums reserve, end of the period	$2,118	$1,889
(b)Losses on claims and loss reserves

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Case reserves	$63	$78
Incurred but not reported reserves	42	53
Discounting	(1)	(1)
Provision for adverse deviation	10	14
Total loss reserves	$114	$144
The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Loss reserves, beginning of the period	$144	$105
Claims paid during the period	(26)	(50)
Losses on claims related to the current period	(7)	85
Foreign currency translation	3	4
Loss reserves, end of the period	$114	$144